SCHEDULE OF MOVEMENT ASSETS FOR GENERAL INVESTMENT (Details) (Parenthetical)					2 Months Ended	6 Months Ended	12 Months Ended
		Nov. 30, 2023 shares	Dec. 20, 2022 USD ($) item	Feb. 16, 2022 USD ($) item	Feb. 16, 2022 USD ($) item	Jun. 30, 2022 USD ($)	Dec. 31, 2023 USD ($) item		Dec. 31, 2022 USD ($) item shares		Dec. 31, 2021 USD ($)	Dec. 15, 2022 item
Indefinite-Lived Intangible Assets [Line Items]
Book value	[1]								$ 315,028
Book value	[2]						434,238
Total revenue	[3]						285,928		327,605
Sale of stock | shares		14,251,781
Book value	[4]								998,902
Sale of asset									968,934
Impairment of intangible assets							4,248,085		3,144,053		$ 1,292,568
Book value				$ 5,815,420				[5],[6]	$ (5,815,420)	[5],[6]
Others Cryptocurrencies [Member]
Indefinite-Lived Intangible Assets [Line Items]
Impairment of intangible assets					$ 784,788	$ 790,652	$ 303,276
Filecoin [Member]
Indefinite-Lived Intangible Assets [Line Items]
Book value | item							247,811.36		104,762.0706
Sale of stock | shares									1,000,000
Book value									$ 998,902
Sale of asset									$ 968,934
Impairment of intangible assets							$ 303,276
Filecoin [Member] | Huangtong International Co Ltd [Member]
Indefinite-Lived Intangible Assets [Line Items]
Book value | item							79,780
Book value							$ 434,238
Filecoin [Member] | Physical Mining Business [Member]
Indefinite-Lived Intangible Assets [Line Items]
Book value | item				7.86772699	7.86772699		64,340.29		115.49
Total revenue					$ 327,257		$ 285,928		$ 348
Filecoin [Member] | Asset Purchase Agreement [Member] | Huangtong International Co Ltd [Member]
Indefinite-Lived Intangible Assets [Line Items]
Book value | item			104,646.5806				104,646.58		115.49			104,646.5806
Book value			$ 315,028
Filecoin [Member] | Asset Purchase Agreement [Member] | Physical Mining Business [Member]
Indefinite-Lived Intangible Assets [Line Items]
Book value | item							64,455.78

[1]	The Company received 104646.5806 Filecoins with the book value of $315,028 from Huangtong International Co., Ltd., as an additional consideration for the Company’s shares on December 20, 2022. The company received these Filecoins on December 20, 2022, and recognized the book value based on the day’s closing trading price of the “Feixiaohao” platform, a cryptocurrency information platform that gathers data from major global cryptocurrency exchanges.
[2]	During 2023, about 79,780 Filecoins with the book value of $434,238 were borrowed from Huangtong International Co., Ltd. to meet the pledge needs for Filecoin mining business.
[3]	During 2023, the Company mined out 64,340.29 Filecoins from the Filecoin physical mining business, and the Company recognized a total revenue of $285,928 based on the lowest transaction price on the Coinbase platform on the day of receiving the Filecoin rewards.
[4]	During the year ended 2022, the Company sold 1,000,000 USD coins with the book value of $998,902 and get $968,934 into the Company’s bank account.
[5]	On February 16, 2022, the Wei Zhu incident resulted in the Company losing control of all the Bitcoins and USD Coins. We reclassified all the USD Coins out of control as the right to recover the crypto assets, as detailed in the following “(2) The right to recover the crypto assets”. As of February 16, 2022, the book value of the Bitcoins and USD Coins out of control was $5,815,420.
[6]	On February 16, 2022, the Wei Zhu incident resulted in the Company losing control of all the Bitcoins and USD Coins. We reclassified all the USD Coins out of control as the right to recover the crypto assets. The book value on February16, 2022 of the Bitcoins and USD Coins stored in the out-of-control wallet was $5,815,420, including 114.86129105 Bitcoins with the book value of $3,823,209 and 2,005,537.50 USD Coins with the book value of $1,992,211.